Perpetual Convertible Preferred Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				5 Months Ended	9 Months Ended		12 Months Ended
	Aug. 02, 2021	Aug. 02, 2020	Aug. 08, 2018	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Temporary Equity [Line Items]
Transaction-related expenses incurred					$ 3,660	$ 6,695
First Issuance | Series A Cumulative Perpetual Convertible Preferred Stock
Temporary Equity [Line Items]
Aggregate number of shares to be purchased under transaction agreement (shares)			5,000,000
Griffin Capital Essential Asset REIT, Inc. [Member]
Temporary Equity [Line Items]
Transaction-related expenses incurred					$ 4,727	$ 0	$ 0	$ 0	$ 62
Griffin Capital Essential Asset REIT, Inc. [Member] | Series A Cumulative Perpetual Convertible Preferred Stock
Temporary Equity [Line Items]
Preferred stock par value (usd per share)			$ 0.001
Stock purchase price (usd per share)			$ 25.00
Restrictive period after closing date on transferring shares or economic interest			5 years
Liquidation preference (usd per share)			$ 25.00
Redemption fee (percent)			1.50%
Griffin Capital Essential Asset REIT, Inc. [Member] | Preferred Stock Issuance | Forecast | Series A Cumulative Perpetual Convertible Preferred Stock
Temporary Equity [Line Items]
Aggregate number of shares to be purchased under transaction agreement (shares)				10,000,000
Griffin Capital Essential Asset REIT, Inc. [Member] | First Issuance | Series A Cumulative Perpetual Convertible Preferred Stock
Temporary Equity [Line Items]
Aggregate number of shares to be purchased under transaction agreement (shares)			5,000,000
Stock purchase price			$ 125,000
Transaction fees paid (percent)			3.50%
Transaction-related expenses incurred			$ 400
Initial annual distribution (percent)			6.55%
Anniversary period since issuance date			5 years
Redemption rights, period from issuance			5 years
Conversion rights, period from issuance			5 years
Griffin Capital Essential Asset REIT, Inc. [Member] | Secondary Issuance | Series A Cumulative Perpetual Convertible Preferred Stock
Temporary Equity [Line Items]
Initial annual distribution (percent)			6.55%
Anniversary period since issuance date			5 years
Conversion rights, period from issuance			5 years
Griffin Capital Essential Asset REIT, Inc. [Member] | Secondary Issuance | Forecast | Series A Cumulative Perpetual Convertible Preferred Stock
Temporary Equity [Line Items]
Aggregate number of shares to be purchased under transaction agreement (shares)				5,000,000
Stock purchase price				$ 125,000
Griffin Capital Essential Asset REIT, Inc. [Member] | Reset date | Series A Cumulative Perpetual Convertible Preferred Stock
Temporary Equity [Line Items]
Initial annual distribution (percent)			6.75%
Griffin Capital Essential Asset REIT, Inc. [Member] | Reset date | Forecast | Series A Cumulative Perpetual Convertible Preferred Stock
Temporary Equity [Line Items]
Initial annual distribution (percent)	8.25%	7.75%
Griffin Capital Essential Asset REIT, Inc. [Member] | Triggering event | Series A Cumulative Perpetual Convertible Preferred Stock
Temporary Equity [Line Items]
Redemption price per share (usd per share)			$ 25.00
Griffin Capital Essential Asset REIT, Inc. [Member] | Triggering event | Forecast | Series A Cumulative Perpetual Convertible Preferred Stock
Temporary Equity [Line Items]
Initial annual distribution (percent)	8.05%	7.55%
Griffin Capital Essential Asset REIT, Inc. [Member] | Advisor | First Issuance | Series A Cumulative Perpetual Convertible Preferred Stock
Temporary Equity [Line Items]
Transaction-related expenses to be paid			$ 200